Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Summary of Assets Measured at Fair Value On a Recurring Basis
The

following table presents information about the Company’s assets that are measured at fair value on a recurring basis at June 30, 2023 and December 31, 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	June 30, 2023	December 31, 2022
Assets:
Marketable securities held in Trust Account	1	$244,569,240	$239,149,736
Liabilities:
Convertible promissory notes – related party	3	1,426,670	–

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2022	December 31, 2021
Assets:
Marketable securities held in Trust Account	1	$239,149,736	$—

Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
The estimated fair value of the convertible promissory notes was based on the following significant inputs:

June 30, 2023
Risk-free interest rate	4.13%
Time to Expiration (in years)	$5.48
Expected volatility	3.50%
Exercise price	$11.50
Dividend yield	0.00%
Share Price	$10.64
Probability of transaction	70.00%

Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The following table presents the changes in the fair value of the Level 3 convertible promissory notes:

Fair value as of January 1, 2023	$–
Borrowings	900,555
Proceeds received in excess of initial fair value of convertible promissory notes	(288,221)
Change in fair value	608

Fair value as of March 31, 2023	612,942
Borrowings	1,173,397
Proceeds received in excess of initial fair value of convertible promissory notes	(375,050)
Change in fair value	15,381

Fair value as of June 30, 2023	$1,426,670